Loss Per Share - Summary of Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Options
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	12,243,526	14,646,720	10,976,480
Restricted Stock Units
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	100,383	195,937	501,480
Restricted Stock Awards
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	61,880	61,880
Warrants
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		6,720,000	5,120,000